Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Segments summarized financial information
	Port Terminal Business Segment for the Year Ended December 31, 2016	Cabotage Business Segment for the Year Ended December 31, 2016	Barge Business Segment for the Year Ended December 31, 2016		Unallocated interest	Total
Time charter, voyage and port terminal revenues	$36,268	$52,637		$101,313	$—	$190,218
Sales of products	30,118	—		—	—	30,118
Time charter, voyage and port terminal expenses	(12,340)	(2,098)		(17,701)	—	(32,139)
Direct vessel expenses	—	(33,596)		(35,534)	—	(69,130)
Cost of products sold	(27,450)	—		—	—	(27,450)
Depreciation of vessels, port terminals and other fixed assets	(3,533)	(2,667)		(16,905)	—	(23,105)
Amortization of intangible assets	(706)	—		(2,817)	—	(3,523)
Amortization of deferred drydock and special survey costs	—	(3,765)		(3,105)	—	(6,870)
General and administrative expenses	(2,646)	(1,193)		(10,455)	—	(14,294)
Provision of losses on accounts receivable	—	—		(1,304)	—	(1,304)
Taxes other than income taxes	—	(4,617)		(5,123)	—	(9,740)
Interest expense and finance cost, net	(1,381)	(4,894)		(16,973)	(992)	(24,240)
Interest income	54	—		761	—	815
Foreign exchange differences. net	(78)	1,184		616	—	1,722
Other income, net	(98)	—		159	—	61
Income/(loss) before income taxes	18,208	991		(7,068)	(992)	11,139
Income tax benefit/(expense)	—	(1,457)		475	—	(982)

Net income/(loss)	$18,208	$(466)		$(6,593)	$(992)	$10,157

	Port Terminal Business Segment for the Year Ended December 31, 2015	Cabotage Business Segment for the Year Ended December 31, 2015	Barge Business Segment for the Year Ended December 31, 2015		Unallocated interest	Total
Time charter, voyage and port terminal revenues	$42,382	$63,345		$105,974	$—	$211,701
Sales of products	39,347	—		—	—	39,347
Time charter, voyage and port terminal expenses	(11,784)	(2,659)		(19,121)	—	(33,564)
Direct vessel expenses	—	(41,831)		(32,915)	—	(74,746)
Cost of products sold	(36,811)	—		—	—	(36,811)
Depreciation of vessels, port terminals and other fixed assets	(3,431)	(4,645)		(16,070)	—	(24,146)
Amortization of intangible assets	(1,006)	—		(2,817)	—	(3,823)
Amortization of deferred drydock and special survey costs	—	(4,810)		(2,470)	—	(7,280)
General and administrative expenses	(2,661)	(1,128)		(10,219)	—	(14,008)
Recovery of losses on accounts receivable	—	—		52	—	52
Taxes other than income taxes	—	(5,600)		(6,376)	—	(11,976)
Interest expense and finance cost, net	(1,088)	(5,273)		(16,982)	(3,739)	(27,082)
Interest income	250	—		319	—	569
Foreign exchange differences. net	(638)	679		178	—	219
Other income, net	72	(450)		613	—	235

Income/(loss) before income taxes	24,632	(2,372)		166	(3,739)	18,687
Income tax benefit/(expense)	—	(785)		4,336	—	3,551

Net income/(loss)	$24,632	$(3,157)		$4,502	$(3,739)	$22,238

	Port Terminal Business Segment for the Year Ended December 31, 2014	Cabotage Business Segment for the Year Ended December 31, 2014	Barge Business Segment for the Year Ended December 31, 2014		Unallocated interest	Total
Time charter, voyage and port terminal revenues	$39,687	$59,720		$109,100	$—	$208,507
Sales of products	60,267	—		—	—	60,267
Time charter, voyage and port terminal expenses	(11,158)	(1,938)		(34,557)	—	(47,653)
Direct vessel expenses	—	(32,672)		(39,515)	—	(72,187)
Cost of products sold	(58,011)	—		—	—	(58,011)
Depreciation of vessels, port terminals and other fixed assets	(3,385)	(2,606)		(15,273)	—	(21,264)
Amortization of intangible assets	(987)	—		(2,835)	—	(3,822)
Amortization of deferred drydock and special survey costs	—	(3,000)		(2,838)	—	(5,838)
General and administrative expenses	(2,459)	(858)		(11,447)	—	(14,764)
Provision for losses on accounts receivable	—	(158)		(390)	—	(548)
Taxes other than income taxes	—	(6,090)		(3,185)	—	(9,275)
Loss on bond extinguishment	—	(5,000)		(22,281)	—	(27,281)
Interest expense and finance cost, net	(1,329)	(5,537)		(18,038)	(2,933)	(27,837)
Interest income	48	—		243	—	291
Foreign exchange differences. net	(120)	802		812	—	1,494
Other income, net	456	—		485	—	941

Income/(loss) before income taxes	23,009	2,663		(39,719)	(2,933)	(16,980)
Income tax benefit/(expense)	168	(2,025)		2,133	—	276

Net income/(loss)	$23,177	$638	S	(37,586)	$(2,933)	$(16,704)